R&B, Inc.
3400 East Walnut Street
Colmar, Pennsylvania 18915

                                             March 9, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, we are transmitting herewith the attached Form 10-K.

                                             Very truly yours,


                                             R&B, Inc.


                                             By:  Barry D. Myers
                                             Barry D. Myers, Senior Vice
                                             President and General Counsel